Regulatory Matters (Compliance with Minimum Capital Requirements (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Consolidated Entities [Member]
Tangible Capital [Abstract]
Common Equity Tier 1 Capital	$ 60,438	$ 75,273
Common Equity Tier 1 Capital (to Risk-Weighted Assets)	10.20%	16.20%
Common Equity Tier 1 Capital, minimum capital requirement	$ 26,765	$ 20,912
Common Equity Tier 1 Capital, minimum capital requirement (to Risk-Weighted Assets)	4.50%	4.50%
Total Capital (to Risk- Weighted Assets)
Total capital	$ 63,273	$ 78,618
Total capital (to Risk-Weighted Assets)	10.60%	16.90%
Total capital - minimum capital requirement	$ 47,581	$ 37,177
Total capital - minimum required to be well capitalized under prompt corrective action provisions	8.00%	8.00%
Tier I Capital (to Risk- Weighted Assets)
Tier I capital	$ 60,438	$ 75,273
Tear 1 capital (to risk-weighted assets)	10.20%	16.20%
Tier 1 capital - minimum capital requirement	$ 35,686	$ 27,882
Tier 1 capital - minimum required to be well capitalized under prompt corrective action provisions	6.00%	6.00%
Tier I Capital (to Average Assets)
Tier I Capital	$ 60,438	$ 75,273
Tier I Capital (to Average Assets)	9.20%	12.50%
Tier I Capital - minimum capital requirement	$ 26,198	$ 24,147
Tier I Capital - minimum required to be well capitalized under prompt corrective action provisions	4.00%	4.00%
Bank [Member]
Tangible Capital [Abstract]
Common Equity Tier 1 Capital	$ 63,649	$ 73,559
Common Equity Tier 1 Capital (to Risk-Weighted Assets)	10.70%	15.90%
Common Equity Tier 1 Capital, minimum capital requirement	$ 26,704	$ 20,878
Common Equity Tier 1 Capital, minimum capital requirement (to Risk-Weighted Assets)	4.50%	4.50%
Common Equity Tier 1 Capital, minimum required to be well capitalized under prompt corrective action provisions	$ 38,573	$ 30,157
Common Equity Tier 1 Capital, minimum required to be well capitalized under prompt corrective action provisions (to Risk-Weighted Assets)	6.50%	6.50%
Total Capital (to Risk- Weighted Assets)
Total capital	$ 66,559	$ 76,959
Total capital (to Risk-Weighted Assets)	11.20%	16.60%
Total capital - minimum capital requirement	$ 47,474	$ 37,116
Total capital - minimum required to be well capitalized under prompt corrective action provisions	8.00%	8.00%
Total capital (to Risk-Weighted Assets) - minimum required to be well capitalized under prompt corrective action provisions	$ 59,343	$ 46,395
Total capital (to Risk-Weighted Assets) - minimum required to be well capitalized under prompt corrective action provisions Ratio	10.00%	10.00%
Tier I Capital (to Risk- Weighted Assets)
Tier I capital	$ 63,649	$ 73,559
Tear 1 capital (to risk-weighted assets)	10.70%	15.90%
Tier 1 capital - minimum capital requirement	$ 35,606	$ 27,837
Tier 1 capital - minimum required to be well capitalized under prompt corrective action provisions	6.00%	6.00%
Tier 1 capital (to risk-weighted assets) minimum required to be well capitalized under prompt corrective action provisions	$ 47,474	$ 37,116
Total capital (to Risk-Weighted Assets) - minimum required to be well capitalized under prompt corrective action provisions Ratio	8.00%	8.00%
Tier I Capital (to Average Assets)
Tier I Capital	$ 63,649	$ 73,559
Tier I Capital (to Average Assets)	8.50%	12.00%
Tier I Capital - minimum capital requirement	$ 29,838	$ 24,461
Tier I Capital - minimum required to be well capitalized under prompt corrective action provisions	4.00%	4.00%
Tier I Capital (to Average Assets) - minimum required to be well capitalized under prompt corrective action provisions	$ 37,298	$ 30,576
Total capital (to Risk-Weighted Assets) - minimum required to be well capitalized under prompt corrective action provisions Ratio	5.00%	5.00%